Note 8 - Right of First Refusal	12 Months Ended
Dec. 31, 2025
EBP 95-3520374 001 [Member]
Notes to Financial Statements
EBP, Contingency [Text Block]

Note 8 – RIGHT OF FIRST REFUSAL

Any participant desiring to sell Plumas Bancorp stock to a third party shall give written notice of such desire to the Plan management. Both the Trust and the Employer have the right of first refusal for a period of fourteen (14) days from the date the participant gives such notice to acquire the offered shares with the Trust having priority. The selling price and terms shall be the same as offered by the third party.